Goodwill and Identifiable Intangible Assets - Schedule of Estimated Amortization Expense for Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Impaired Intangible Assets [Abstract]
2014	¥ 457
2015	444
2016	377
2017	367
2018	¥ 367